CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2009	$ 39,516	$ 1,656,364	$ (1,212,249)	$ 483,631
Beginning balance, shares at Dec. 31, 2009	39,516,450
Shares issued in private placement	15,971	3,154,672		3,170,643
Shares issued in private placement, shares	15,970,871
Options issued as compensation		177,601		177,601
Net loss			(2,867,464)	(2,867,464)
Ending balance at Dec. 31, 2010	55,487	4,988,637	(4,079,713)	964,411
Ending balance, shares at Dec. 31, 2010	55,487,321			55,487,321
Effect of merger and recapitalization pursuant to execution of Security Exchange Agreement	166	(255,919)		(255,753)
Effect of merger and recapitalization pursuant to execution of Security Exchange Agreement, shares	165,879			165,879
Shares issued in private placement	5,552	1,701,448		1,707,000
Shares issued in private placement, shares	5,551,589			5,551,589
Shares issued in exchange for debt	21,682	8,217,455		8,239,137
Shares issued in exchange for debt, shares	21,681,958			21,681,958
Shares issued in exercise of warrants	92	17,158		17,250
Shares issued in exercise of warrants, shares	92,057			92,057
Options issued as compensation		183,355		183,355
Warrants issued for services		190,280		190,280
Warrants issued for loan guaranty costs-related parties		93,969		93,969
Warrants issued for financing costs		45,362		45,362
Warrants issued as financing costs-related parties		9,338		9,338
Warrants issued as compensation-related party		7,158		7,158
Net loss			(12,913,365)	(12,913,365)
Ending balance at Dec. 31, 2011	82,979	15,198,241	(16,993,078)	(1,711,858)
Ending balance, shares at Dec. 31, 2011	82,978,804			82,978,804
Effect of merger and recapitalization pursuant to execution of Security Exchange Agreement
Shares issued in private placement	3,954	7,891,531		7,895,485
Shares issued in private placement, shares	3,953,489			3,953,489
Shares issued in exchange for debt	2,775	1,051,882		1,054,657
Shares issued in exchange for debt, shares	2,775,415			2,775,415
Shares issued for exercise of options	1,932	189,068		191,000
Shares issued for exercise of options, shares	1,931,788			1,931,788
Shares issued in exercise of warrants	8,145	3,093,855		3,102,000
Shares issued in exercise of warrants, shares	8,145,486			8,145,486
Options issued as compensation		1,832,061		1,832,061
Warrants issued for services		1,563,620		1,563,620
Warrants issued for financing costs		13,014,784		13,014,784
Warrants issued as compensation-related party		36,284		36,284
Warrants issued for cash		400		400
Cancellation of warrants issued for loan guaranty costs-related parties		(7,830)		(7,830)
Beneficial conversion feature		6,716,504		6,716,504
Net loss			(35,120,235)	(35,120,235)
Ending balance at Dec. 31, 2012	$ 99,785	$ 50,580,400	$ (52,113,313)	$ (1,433,128)
Ending balance, shares at Dec. 31, 2012	99,784,982			99,784,982